INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade receivables (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025
Components of Consolidated Statement of Financial Position
Trade receivables	$ 158,385,229	$ 165,859,933
Trade debtors	1,659,201	2,506,834
Trade receivables
Components of Consolidated Statement of Financial Position
Allowance for credit notes to be issued	(1,000,000)	(711,663)
Deferred checks	9,841,903	8,574,786
Trade receivables	158,385,229	165,859,933
Trade debtors	1,659,201	2,506,834
Trade receivables | Gross carrying amount
Components of Consolidated Statement of Financial Position
Trade debtors	164,344,829	171,840,254
Trade debtors	1,436,168	2,123,463
Trade receivables | Accumulated Impairment
Components of Consolidated Statement of Financial Position
Trade debtors	(14,806,199)	(13,847,745)
Trade debtors	(186,477)	(275,718)
Other related parties | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors		122
Trade debtors		249,579
Trade debtors - Joint ventures and associates | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors	4,696	4,179
Trade debtors	$ 409,510	$ 409,510